EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2019 and 2018:

(US$ MILLIONS)	Economic interest		Voting interest		Carrying value
	2019	2018	2019	2018	2019	2018
Business services	14%-90%	13%-90%	14%-90%	13%-90%	$53	$130
Infrastructure services	25%-50%	25%-50%	25%-50%	25%-50%	366	338
Industrials	24%-54%	24%-50%	24%-50%	24%-50%	854	73
Total					$1,273	$541

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2019 and 2018:

(US$ MILLIONS)	Economic interest		Voting interest		Carrying value
	2019	2018	2019	2018	2019	2018
Business services	14%-90%	13%-90%	14%-90%	13%-90%	$53	$130
Infrastructure services	25%-50%	25%-50%	25%-50%	25%-50%	366	338
Industrials	24%-54%	24%-50%	24%-50%	24%-50%	854	73
Total					$1,273	$541

Disclosure of change in equity investments
The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$541	$609
Adoption of new accounting standards	—	(7)
Acquisitions through business combinations (1)	847	310
Additions (2)	25	267
Dispositions (2)	(162)	(599)
Share of net income	114	10
Share of other comprehensive income	—	(1)
Distributions received	(62)	(29)
Foreign currency translation	(30)	(19)
Balance at end of period	$1,273	$541
____________________________________

(1)	See Note 3 for additional information.

(2)	Includes non-cash additions/dispositions related to the consolidation of an investment within Greenergy in 2019 and our equity accounted investment in Teekay Offshore in 2018.

Disclosure of interests in joint ventures
The following tables present the gross amounts of revenue, net income and other comprehensive income from the partnership's equity accounted investments for the year ended December 31, 2019, 2018 and 2017:

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366

	Year Ended December 31, 2018
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$605	$102	$(15)	$87
Infrastructure services	828	(31)	2	(29)
Industrials	445	62	(18)	44
Total	$1,878	$133	$(31)	$102

	Year Ended December 31, 2017
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$397	$81	$—	$81
Infrastructure services	301	(25)	2	(23)
Industrials	$811	$327	$(40)	$287
Total	$1,509	$383	$(38)	$345
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$586	$1,057	$1,643	$515	$943	$1,458	$185
Infrastructure services	187	1,287	1,474	128	617	745	729
Industrials	1,038	743	1,781	486	257	743	1,038
Total	$1,811	$3,087	$4,898	$1,129	$1,817	$2,946	$1,952

	Year ended December 31, 2018
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$575	$478	$1,053	$451	$229	$680	$373
Infrastructure services	205	1,359	1,564	179	747	926	638
Industrials	38	277	315	26	136	162	153
Total	$818	$2,114	$2,932	$656	$1,112	$1,768	$1,164
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(1)	Attributable to limited partner and redemption-exchange unitholders.

Disclosure of interests in associates
The following tables present the gross amounts of revenue, net income and other comprehensive income from the partnership's equity accounted investments for the year ended December 31, 2019, 2018 and 2017:

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366

	Year Ended December 31, 2018
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$605	$102	$(15)	$87
Infrastructure services	828	(31)	2	(29)
Industrials	445	62	(18)	44
Total	$1,878	$133	$(31)	$102

	Year Ended December 31, 2017
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$397	$81	$—	$81
Infrastructure services	301	(25)	2	(23)
Industrials	$811	$327	$(40)	$287
Total	$1,509	$383	$(38)	$345
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$586	$1,057	$1,643	$515	$943	$1,458	$185
Infrastructure services	187	1,287	1,474	128	617	745	729
Industrials	1,038	743	1,781	486	257	743	1,038
Total	$1,811	$3,087	$4,898	$1,129	$1,817	$2,946	$1,952

	Year ended December 31, 2018
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$575	$478	$1,053	$451	$229	$680	$373
Infrastructure services	205	1,359	1,564	179	747	926	638
Industrials	38	277	315	26	136	162	153
Total	$818	$2,114	$2,932	$656	$1,112	$1,768	$1,164
____________________________________

(1)	Attributable to limited partner and redemption-exchange unitholders.

Disclosure of fair value of equity accounted investments
The fair value based on the publicly listed price of these equity accounted investments in comparison to the partnership’s carrying value is as follows:

	December 31, 2019		December 31, 2018
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$38	$—	$36	$—
Industrials	416	379	—	—
Total	$454	$379	$36	$—